Consolidated Balance Sheets - USD ($) $ in Thousands, shares in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 92,069	$ 206,762
Restricted cash – current (note 15a)	11,888	8,358
Prepaid expenses	14,950	9,259
Assets Held-for-sale, Not Part of Disposal Group	9,813	0
Current portion of derivative assets (note 13)	672	0
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Current	14,860	13,969
Current portion of advances to equity-accounted joint ventures, net (notes 3b and 7)	17,500	10,991
Advances to affiliates (note 12b)	4,153	4,924
Other current assets	6,033	237
Total current assets	217,443	262,131
Restricted cash – long-term (note 15a)	38,100	42,823
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	1,186,968	1,220,355
Property, Plant and Equipment, Other, Accumulated Depreciation	801,725	744,258
Sale Leaseback Transaction, Accumulated Depreciation	206,161	157,386
Vessels and equipment
Operating lease right-of-use assets (note 5b)	6,747	20,750
Property, Plant and Equipment [Roll Forward]	2,831,530	2,895,919
Finance Lease, Right-of-Use Asset	1,637,815	1,654,814
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	1,136,374	1,056,792
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss	480,508	500,101
Other assets	26,710	22,382
Derivative assets (note 13)	7,425	4,505
Intangible Assets, Net (Excluding Goodwill)	25,654	34,510
Goodwill (note 8)	34,841	34,841
Total assets	4,798,585	4,854,004
Current
Accounts payable	10,197	4,883
Accrued liabilities (notes 9, 13 and 18)	71,864	81,706
Unearned revenue (note 6)	19,973	30,254
Current portion of long-term debt (note 10)	156,064	250,508
Current obligations related to finance leases (note 5a)	73,953	71,932
Current portion of operating lease liabilities (note 5b)	6,747	14,003
Current portion of derivative liabilities (note 13)	15,581	56,925
Advances from affiliates (note 12b)	12,426	11,047
Total current liabilities	366,805	521,258
Long-term debt (note 10)	1,223,578	1,221,705
Long-term obligations related to finance leases (note 5a)	1,195,037	1,268,990
Long-term operating lease liabilities (note 5b)	0	6,747
Other long-term liabilities (notes 3b, 7a and 14c)	60,853	56,063
Derivative liabilities (note 13)	23,289	32,971
Total liabilities	$ 2,869,562	$ 3,107,734
Limited Partners - common units issued	87.0	87.0
Limited Partners - preferred units issued		11.8
Preferred Units, Authorized	11.9
Equity
Limited Partners' Capital Account	$ 1,583,229	$ 1,465,408
Preferred Units, Preferred Partners' Capital Accounts	285,159	285,159
General partner	48,286	46,182
Accumulated other comprehensive loss	(53,163)	(103,836)
Partners' equity	1,863,511	1,692,913
Non-controlling interest	65,512	53,357
Total equity	1,929,023	1,746,270
Total liabilities and total equity	4,798,585	4,854,004
Accounts Receivable, after Allowance for Credit Loss, Current	45,505	7,631
Non-trade accounts receivable	$ 25,247	$ 5,411